Derivative Financial Instruments and Hedging	12 Months Ended
Mar. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Hedging

28. Derivative Financial Instruments and Hedging

Risk management policy

The Company and its subsidiaries manage interest rate risk through asset-liability management (“ALM”). The Company and its subsidiaries use derivative financial instruments to hedge interest rate risk and mitigate changes in interest rates that could have a significant adverse effect on the Company’s results of operations. As a result of interest rate changes, the fair value and/or cash flow of interest sensitive assets and liabilities will fluctuate. However, such fluctuation will generally be offset by using derivative financial instruments as hedging instruments. Derivative financial instruments that the Company and its subsidiaries use as part of the interest risk management include interest rate swaps.

The Company and its subsidiaries utilize foreign currency borrowings, foreign exchange contracts and foreign currency swap agreements to hedge exchange rate risk that are associated with certain transactions and investments denominated in foreign currencies. Similarly, overseas subsidiaries generally structure their liabilities to match the currency-denomination of assets in each region. A certain subsidiary holds option agreements, futures and foreign exchange contracts for the purpose of economic hedges against minimum guarantee risk of variable annuity and variable life insurance contracts.

By using derivative instruments, the Company and its subsidiaries are exposed to credit risk in the event of nonperformance by counterparties. The Company and its subsidiaries attempt to manage the credit risk by carefully evaluating the content of transactions and the quality of counterparties in advance and regularly monitoring the amount of notional principal, fair value, type of transaction and other factors pertaining to each counterparty.

The Company and its subsidiaries have no derivative instruments with credit-risk-related contingent features as of March 31, 2018 and 2019.

(a) Cash flow hedges

The Company and its subsidiaries designate interest rate swap agreements, foreign currency swap agreements and foreign exchange contracts as cash flow hedges for variability of cash flows originating from floating rate borrowings and forecasted transactions and for exchange fluctuations. Net gains (losses) before deducting applicable taxes on derivative contracts were reclassified from other comprehensive income (loss) into earnings when earnings were affected by the variability in cash flows of the designated hedged item. The amounts of these net gains (losses) after deducting applicable taxes were net gains of ¥1,694 million and ¥3,041 million, losses of ¥503 million during fiscal 2017, 2018 and 2019, respectively. The amount of net gains (losses), which represent the ineffectiveness of cash flow hedges, ¥310 million of gains, ¥1,124 million of losses were recorded in earnings for fiscal 2017 and 2018, respectively. For fiscal 2019, there were no gains or losses which represent the ineffectiveness of cash flow hedges. The amount of net derivative gains, ¥86 million, included in other comprehensive income (loss), net of applicable income taxes at March 31, 2019 will be reclassified into earnings within fiscal 2020.

(b) Fair value hedges

The Company and its subsidiaries use financial instruments designated as fair value hedges to hedge their exposure to interest rate risk and foreign currency exchange risk. The Company and its subsidiaries designate foreign currency swap agreements and foreign exchange contracts to minimize foreign currency exposures on lease receivables, loan receivables, borrowings and others denominated in foreign currency. The Company and its subsidiaries designate interest rate swap to hedge interest rate exposure of the fair values of loan receivables. The Company and certain overseas subsidiaries, which issued medium-term notes or bonds with fixed interest rates, use interest rate swap agreements to hedge interest rate exposure of the fair values of these medium-term notes or bonds. In cases where the medium-term notes were denominated in other than the subsidiaries’ local currencies, foreign currency swap agreements are used to hedge foreign exchange rate exposure. A certain overseas subsidiary uses foreign currency long-term-debt to hedge foreign exchange rate exposure from unrecognized firm commitment. For fiscal 2017, net losses of ¥2 million, of hedge ineffectiveness associated with instruments designated as fair value hedges were recorded in earnings. For fiscal 2018, there were no gains or losses of hedge ineffectiveness associated with instruments designated as fair value hedges. For fiscal 2019, net losses of ¥135 million, of hedge ineffectiveness associated with instruments designated as fair value hedges were recorded in earnings.

(c) Hedges of net investment in foreign operations

The Company uses foreign exchange contracts and borrowings and bonds denominated in foreign currencies to hedge the foreign currency exposure of the net investment in overseas subsidiaries. The gains and losses of these hedging instruments were recorded in foreign currency translation adjustments, which is a part of other comprehensive income (loss).

(d) Derivatives not designated as hedging instruments

The Company and its subsidiaries entered into interest rate swap agreements, futures and foreign exchange contracts for risk management purposes which are not qualified for hedge accounting. A certain subsidiary holds option agreements, futures and foreign exchange contracts for the purpose of economic hedges against minimum guarantee risk of variable annuity and variable life insurance contracts.

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2017 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥1,757	Finance revenues/Interest expense	¥7	—	¥0
Foreign exchange contracts	(1,174)	Other (income) and expense, net	(136)	—	0
Foreign currency swap agreements	2,225	Finance revenues/Interest expense/Other (income) and expense, net	2,382	Other (income) and expense, net	310

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location

Interest rate swap agreements	¥(56)	Finance revenues/Interest expense	¥56	Finance revenues/Interest expense

Foreign exchange contracts	(4,463)	Other (income) and expense, net	4,463	Other (income) and expense, net

Foreign currency swap agreements	595	Other (income) and expense, net	(597)	Other (income) and expense, net

Foreign currency long-term debt	78	Other (income) and expense, net	(78)	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥2,300	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥858	—	¥0
Borrowings and bonds in local currency	8,908	—	0	—	0

(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥634	Other (income) and expense, net
Futures	(9,104)	Gains on investment securities and dividends Life insurance premiums and related investment income*
Foreign exchange contracts	4,602	Gains on investment securities and dividends Life insurance premiums and related investment income* Other (income) and expense, net
Credit derivatives held	(103)	Other (income) and expense, net
Options held/written and other	(2,324)	Other (income) and expense, net Life insurance premiums and related investment income*

*

Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2017 (see Note 25 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2018 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(114)	Finance revenues/Interest expense	¥132	—	¥0
Foreign exchange contracts	(566)	Other (income) and expense, net	(20)	—	0
Foreign currency swap agreements	5,620	Finance revenues/Interest expense/Other (income) and expense, net	3,910	Other (income) and expense, net	(1,124)

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(393)	Finance revenues/Interest expense	¥393	Finance revenues/Interest expense
Foreign exchange contracts	956	Other (income) and expense, net	(956)	Other (income) and expense, net
Foreign currency swap agreements	1,147	Other (income) and expense, net	(1,147)	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(14,300)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥(3,559)	—	¥0
Borrowings and bonds in foreign currencies	8,746	—	0	—	0

(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥1,420	Other (income) and expense, net
Futures	(5,819)	Gains on investment securities and dividends Life insurance premiums and related investment income*
Foreign exchange contracts	(6,626)	Gains on investment securities and dividends Life insurance premiums and related investment income* Other (income) and expense, net
Credit derivatives held	(4)	Other (income) and expense, net
Options held/written and other	(291)	Other (income) and expense, net Life insurance premiums and related investment income*

*

Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2018 (see Note 25 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2019 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(4,313)	Finance revenues/Interest expense	¥157	—	¥0
Foreign exchange contracts	115	Other (income) and expense, net	(156)	—	0
Foreign currency swap agreements	(1,816)	Finance revenues/Interest expense/Other (income) and expense, net	(639)	—	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location

Interest rate swap agreements	¥(8,448)	Finance revenues/Interest expense	¥8,448	Finance revenues/Interest expense
Foreign exchange contracts	(5,538)	Other (income) and expense, net	5,403	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥4,850	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥(2,540)	—	¥0
Borrowings and bonds in foreign currencies	(5,963)	—	0	—	0

(4) Derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥832	Other (income) and expense, net
Futures	(912)	Gains on investment securities and dividends Life insurance premiums and related investment income*
Foreign exchange contracts	(6,589)	Gains on investment securities and dividends Life insurance premiums and related investment income* Other (income) and expense, net
Credit derivatives held/written	105	Other (income) and expense, net
Options held/written and other	710	Other (income) and expense, net Life insurance premiums and related investment income*

*

Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2019 (see Note 25 “Life Insurance Operations”).

Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2018 and 2019 are as follows.

March 31, 2018

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥278,850	¥55	Other Assets	¥4,759	Other Liabilities
Futures, foreign exchange contracts	566,583	11,445	Other Assets	2,149	Other Liabilities
Foreign currency swap agreements	70,156	422	Other Assets	3,220	Other Liabilities
Foreign currency long-term debt	396,503	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥19,569	¥272	Other Assets	¥165	Other Liabilities
Options held/written and other*	372,138	7,025	Other Assets	701	Other Liabilities
Futures, foreign exchange contracts*	271,365	2,612	Other Assets	1,298	Other Liabilities
Credit derivatives held	5,459	0	—	108	Other Liabilities

*

The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥40,275 million, futures contracts of ¥38,094 million and foreign exchange contracts of ¥12,140 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2018, respectively. Derivative assets in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥844 million, ¥182 million and ¥90 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥318 million and ¥15 million at March 31, 2018, respectively.

March 31, 2019

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥498,874	¥11	Other Assets	¥17,320	Other Liabilities
Futures, foreign exchange contracts	505,909	1,888	Other Assets	3,177	Other Liabilities
Foreign currency swap agreements	65,575	1,203	Other Assets	364	Other Liabilities
Foreign currency long-term debt	641,127	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥60,657	¥127	Other Assets	¥119	Other Liabilities
Options held/written and other*	556,668	11,140	Other Assets	2,809	Other Liabilities
Futures, foreign exchange contracts*	320,710	1,119	Other Assets	2,159	Other Liabilities
Credit derivatives held/written	262	7	Other Assets	10	Other Liabilities

*

The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥34,701 million, futures contracts of ¥37,359 million and foreign exchange contracts of ¥13,171 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2019, respectively. Derivative assets in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥206 million, ¥248 million and ¥30 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥258 million and ¥173 million at March 31, 2019, respectively.